SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2025	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Write off			$ 1,966	$ 3,290	$ 4,148
Advertising expenses			14,466	14,516	15,726
Severance pay expense			1,594	1,647	2,102
Impairment of Property Plant and Equipment			32,651
Impairment loss					27,486
Goodwill and Intangible Asset Impairment			$ 48,753	$ 1,007	$ 47,939
Anti-dilutive stock options excluded from the calculations of Diluted EPS			3,421,138	2,495,479	2,310,543
Net credit after costs			$ 6,000	$ 6,000
Approximate credit offset amount			1,100
Capital gain partial sale land				7,400
Total Expenses Including Decommissioning And Termination Costs			3,100		$ 2,900
Employee termination costs			1,000		1,000
Decommissioning and restoration costs			3,200	1,400	1,900
Accrued expenses and other liabilities accrued			4,000	1,500
Richmond Hill Facility [Member]
Property, Plant and Equipment [Line Items]
Impairment of Property Plant and Equipment				3,800
Impairment loss			$ 6,146	3,800
Capital gain partial sale land				7,400
Lioli Ceramica Pvt Ltd [Member]
Property, Plant and Equipment [Line Items]
Purchased additional shares	14,475,338	10,699,162	1,900,000
Purchased additional share amount	$ 1,900	$ 1,600
Lioli Ceramica Pvt Ltd [Member] | Lioli [Member]
Property, Plant and Equipment [Line Items]
Ownership interest, percentage	100.00%	80.70%	100.00%			80.70%
Sdot Yam [Member]
Property, Plant and Equipment [Line Items]
Impairment loss					986
Impairment of Right of Use Asset			$ 6,859	$ 3,236	$ 16,575
Barlev [Member]
Property, Plant and Equipment [Line Items]
Impairment of Property Plant and Equipment			32,651
Impairment loss			32,651
Impairment of Right of Use Asset			$ 6,859